Intangible Assets, Net	3 Months Ended
Mar. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets, Net	INTANGIBLE ASSETS, NET
As of March 31, 2025 and December 31, 2024, intangible assets, net were mainly wells unassigned to a reserve and other components of intangible assets, which amounted to Ps.14,429,547 and Ps.17,088,277, respectively:
A.    Wells unassigned to a reserve

	As of March 31,
	2025		2024
Wells unassigned to a reserve:
Balance at the beginning of the period	Ps.	15,573,570	Ps.	18,940,360
Additions to construction in progress	613,883		8,992,819
Transfers against expenses	—		(2,511,701)
Transfers against fixed assets	(3,314,035)		(2,151,210)
Balance at the end of the period	Ps.	12,873,418	Ps.	23,270,268
As of March 31, 2025 and December 31, 2024, PEMEX recognized expenses related to unsuccessful wells of Ps. 2,334,028, and Ps. 38,990,149, respectively, directly in its statement of comprehensive income.
B.    Other intangible assets
Other intangible assets are mainly licenses, exploration expenses, evaluation of assets and concessions.

	March 31,
	2025		2024
Balance at the beginning of the period	Ps.	1,514,707	Ps.	1,410,459
Additions	51,751		245,618
Effects of foreign exchange	128,920		41,565
Amortization	(139,249)		(67,232)
Balance at the end of the period	Ps.	1,556,129	Ps.	1,630,410